Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Components of Income Tax Expense (Benefit) [Abstract]
Reduction/(increase) of total deferred tax benefit due to previously unrecognized tax losses (tax credits/deductible tem-porary differences) and the reversal of previous write-downs of deferred tax assets and expenses arising from write-downs of deferred tax assets	€ 16	€ 1,100	€ 1,400
Domestic income tax rate used for calculating deferred tax assets and liabilities	31.30%
From DB Group recognized deferred tax assets for entities which suffer a loss	€ 4,000	5,300
Temporary differences associated with the Group's parent company's investments in subsidiaries, branches and associates and interests in joint ventures of which no deferred tax liabilities were recognized	€ 286	€ 349
CAMT imposes a tax rate on profits before tax (in %)	15.00%
Blended statutory tax rate across all applicable jurisdictions bottom range	28.00%
Number of jurisdictions in calculation of Pillar Two liability for group entities	60,000,000
Number of countries apply a statutory tax rate of less 15percent	6,000,000
Pillar 2 related current tax expense	€ 3